Condensed Consolidated Statements of Changes In Redeemable Convertible Preferred Stock And Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Preferred Stock Series E Redeemable Convertible [Member]	Preferred Stock Series F Redeemable Convertible [Member]	Redeemable convertible preferred stock [Member]	Temporary Equity [Member] Preferred Stock Series A Redeemable Convertible [Member]	Temporary Equity [Member] Preferred Stock Series B Redeemable Convertible [Member]	Temporary Equity [Member] Preferred Stock Series C Redeemable Convertible [Member]	Temporary Equity [Member] Preferred Stock Series D Redeemable Convertible [Member]	Temporary Equity [Member] Preferred Stock Series E Redeemable Convertible [Member]	Temporary Equity [Member] Preferred Stock Series F Redeemable Convertible [Member]	Temporary Equity [Member] Redeemable convertible preferred stock [Member]	Common Stock [Member] Class A common stock [Member]	Common Stock [Member] Class B common stock [Member]	Treasury stock [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income (loss) [Member]
Beginning balance, Shares at Dec. 31, 2021					33,621	17,586	18,445	23,203	9,077			45,265		4,960
Beginning balance at Dec. 31, 2021	$ (768,408)				$ 9,000	$ 17,000	$ 40,050	$ 64,152	$ 149,024		$ 279,226	$ 5		$ (2,877)	$ 113,103	$ (883,350)	$ 4,711
Issuance of common stock upon exercise of stock options (Shares)												510
Issuance of common stock upon exercise of stock options	486														486
Issuance of common stock in connection with business combination (Shares)												2,219
Issuance of common stock in connection with business combination	120,961														120,961
Issuance of common stock in connection with merger termination costs (Shares)												397
Issuance of common stock in connection with merger termination costs	15,520														15,520
Issuance of common stock in connection with initial public offering, net of underwriting discounts and commissions and offering costs (Shares)		27,790	9,516
Issuance of common stock in connection with initial public offering, net of underwriting discounts and commissions and offering costs	1,074,014	$ 451,035	$ 400,999	$ 852,034											1,074,014
Stock-based compensation	75,528														75,528
Other comprehensive income (loss), net of tax	(1,355)																(1,355)
Net income (loss)	(768,847)															(768,847)
Ending balance, Shares at Dec. 31, 2022					33,621	17,586	18,445	23,203	36,867	9,516		48,391		4,960
Ending balance at Dec. 31, 2022	(252,101)				$ 9,000	$ 17,000	$ 40,050	$ 64,152	$ 600,059	$ 400,999	$ 1,131,260	$ 5		$ (2,877)	1,399,612	(1,652,197)	3,356
Adoption of new accounting standards	$ (972)															(972)
Issuance of common stock upon exercise of stock options (Shares)	990
Issuance of common stock in connection with business combination (Shares)												8,367
Issuance of common stock in connection with business combination	$ 209,939														209,938
Issuance of common stock in connection with initial public offering, net of underwriting discounts and commissions and offering costs (Shares)												990
Issuance of common stock in connection with initial public offering, net of underwriting discounts and commissions and offering costs	1,037														1,037
Vesting and issuance of common shares in connection with business combinations												1,246
Stock-based compensation	121,178														121,178
Other comprehensive income (loss), net of tax	1,573																1,573
Cancellation of treasury stock, net (Shares)												(349)
Cancellation of treasury stock, net	(8,745)														(8,745)
Net income (loss)	$ 267,562															267,562
Ending balance, Shares at Dec. 31, 2023	4,960				33,621	17,586	18,445	23,203	36,867	9,516	139,238	58,645		4,960
Ending balance at Dec. 31, 2023	$ 339,471				$ 9,000	$ 17,000	$ 40,050	$ 64,152	$ 600,059	$ 400,999	$ 1,131,260	$ 6		$ (2,877)	1,723,020	(1,385,607)	4,929
Adoption of new accounting standards	6,934															6,934
Issuance of common stock upon exercise of stock options (Shares)												463
Issuance of common stock upon exercise of stock options	355														355
Issuance of common stock in connection with business combination (Shares)												1,444
Stock-based compensation	12,808														12,808
Other comprehensive income (loss), net of tax	(44)																(44)
Net income (loss)	48,639															48,639
Ending balance, Shares at Mar. 31, 2024											139,238	60,552		4,960
Ending balance at Mar. 31, 2024	$ 408,163										$ 1,131,260	$ 6		$ (2,877)	1,736,183	(1,330,034)	4,885
Beginning balance, Shares at Dec. 31, 2023	4,960				33,621	17,586	18,445	23,203	36,867	9,516	139,238	58,645		4,960
Beginning balance at Dec. 31, 2023	$ 339,471				$ 9,000	$ 17,000	$ 40,050	$ 64,152	$ 600,059	$ 400,999	$ 1,131,260	$ 6		$ (2,877)	1,723,020	(1,385,607)	4,929
Net income (loss)	81,562
Ending balance, Shares at Jun. 30, 2024											139,238	60,811		4,960
Ending balance at Jun. 30, 2024	$ 460,859										$ 1,131,260	$ 6		$ (2,877)	1,756,662	(1,297,111)	4,179
Beginning balance, Shares at Dec. 31, 2023	4,960				33,621	17,586	18,445	23,203	36,867	9,516	139,238	58,645		4,960
Beginning balance at Dec. 31, 2023	$ 339,471				$ 9,000	$ 17,000	$ 40,050	$ 64,152	$ 600,059	$ 400,999	$ 1,131,260	$ 6		$ (2,877)	1,723,020	(1,385,607)	4,929
Adoption of new accounting standards	$ 6,727															6,727
Issuance of common stock upon exercise of stock options (Shares)	1,221											1,221
Issuance of common stock upon exercise of stock options	$ 1,614														1,614
Issuance of common stock in connection with initial public offering, net of underwriting discounts and commissions and offering costs (Shares)		524
Issuance of common stock in connection with initial public offering, net of underwriting discounts and commissions and offering costs	4,692	$ 8,505		$ 8,505											4,692
Vesting of restricted stock units and common stock in connection with business combinations												1,447
Stock-based compensation	63,643														63,643
Other comprehensive income (loss), net of tax	(1,285)																(1,285)
Net income (loss)	$ 155,667															155,667
Ending balance, Shares at Dec. 31, 2024	4,960				33,621	17,586	18,445	23,203	37,391	9,516	139,762	61,313		4,960
Ending balance at Dec. 31, 2024	$ 570,529				$ 9,000	$ 17,000	$ 40,050	$ 64,152	$ 608,564	$ 400,999	$ 1,139,765	$ 6		$ (2,877)	1,792,969	(1,223,213)	3,644
Beginning balance, Shares at Mar. 31, 2024											139,238	60,552		4,960
Beginning balance at Mar. 31, 2024	408,163										$ 1,131,260	$ 6		$ (2,877)	1,736,183	(1,330,034)	4,885
Issuance of common stock upon exercise of stock options (Shares)												259
Issuance of common stock upon exercise of stock options	273														273
Stock-based compensation	20,206														20,206
Other comprehensive income (loss), net of tax	(706)																(706)
Net income (loss)	32,923															32,923
Ending balance, Shares at Jun. 30, 2024											139,238	60,811		4,960
Ending balance at Jun. 30, 2024	$ 460,859										$ 1,131,260	$ 6		$ (2,877)	1,756,662	(1,297,111)	4,179
Beginning balance, Shares at Dec. 31, 2024	4,960				33,621	17,586	18,445	23,203	37,391	9,516	139,762	61,313		4,960
Beginning balance at Dec. 31, 2024	$ 570,529				$ 9,000	$ 17,000	$ 40,050	$ 64,152	$ 608,564	$ 400,999	$ 1,139,765	$ 6		$ (2,877)	1,792,969	(1,223,213)	3,644
Issuance of common stock upon exercise of stock options (Shares)												1,009
Issuance of common stock upon exercise of stock options	642														642
Issuance of common stock and preferred stock upon exercise of warrants (Shares)											45	1,130
Issuance of common stock and preferred stock upon exercise of warrants	854										$ 737				854
Issuance of common stock in connection with business combination (Shares)												3,857
Issuance of common stock in connection with business combination	89,919														89,919
Warrants in common stock	1,064														1,064
Vesting of restricted stock units and common stock in connection with business combinations												1
Stock-based compensation	15,440														15,440
Other comprehensive income (loss), net of tax	1,725																1,725
Net income (loss)	64,791															64,791
Other	12															12
Ending balance, Shares at Mar. 31, 2025											139,807	67,310		4,960
Ending balance at Mar. 31, 2025	$ 744,976										$ 1,140,502	$ 6		$ (2,877)	1,900,888	(1,158,410)	5,369
Beginning balance, Shares at Dec. 31, 2024	4,960				33,621	17,586	18,445	23,203	37,391	9,516	139,762	61,313		4,960
Beginning balance at Dec. 31, 2024	$ 570,529				$ 9,000	$ 17,000	$ 40,050	$ 64,152	$ 608,564	$ 400,999	$ 1,139,765	$ 6		$ (2,877)	1,792,969	(1,223,213)	3,644
Issuance of common stock upon exercise of stock options (Shares)	1,955
Net income (loss)	$ (417,309)
Ending balance, Shares at Jun. 30, 2025	5,000										0	213,914	19,580	4,960
Ending balance at Jun. 30, 2025	$ 2,370,831										$ 0	$ 23	$ 2	$ (2,877)	3,998,827	(1,640,510)	15,366
Beginning balance, Shares at Mar. 31, 2025											139,807	67,310		4,960
Beginning balance at Mar. 31, 2025	744,976										$ 1,140,502	$ 6		$ (2,877)	1,900,888	(1,158,410)	5,369
Issuance of common stock upon exercise of stock options (Shares)												946
Issuance of common stock upon exercise of stock options	6,157														6,157
Issuance of common stock in connection with initial public offering, net of underwriting discounts and commissions and offering costs (Shares)												19,900
Issuance of common stock in connection with initial public offering, net of underwriting discounts and commissions and offering costs	570,129											$ 2			570,127
Issuance of common stock upon settlement of restricted stock units, net of shares withheld (Shares)												5,518
Issuance of common stock upon settlement of restricted stock units, net of shares withheld	362,191														362,191
Conversion of redeemable convertible preferred stock to common stock in connection with initial public offering (Shares)											(139,807)	139,807
Conversion of redeemable convertible preferred stock to common stock in connection with initial public offering	1,140,502										$ (1,140,502)	$ 14			1,140,488
Conversion of Class A common stock to Class B common stock in connection with initial public offering (Shares)												(19,580)	19,580
Conversion of Class A common stock to Class B common stock in connection with initial public offering												$ (2)	$ 2
Warrants in common stock	4,501														4,501
Vesting of restricted stock units and common stock in connection with business combinations												13
Stock-based compensation	14,474														14,474
Other comprehensive income (loss), net of tax	9,997																9,997
Net income (loss)	(482,100)															(482,100)
Other	$ 4											$ 3			1
Ending balance, Shares at Jun. 30, 2025	5,000										0	213,914	19,580	4,960
Ending balance at Jun. 30, 2025	$ 2,370,831										$ 0	$ 23	$ 2	$ (2,877)	$ 3,998,827	$ (1,640,510)	$ 15,366